Lease (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Lease [Abstract]
Total operating lease expense	$ 140,688	$ 18,108	$ 152,412	$ 302,870	$ 38,701	$ 304,824